Annual Fund Operating Expenses - AZL Government Money Market Fund - AZL Government Money Market Fund	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.66%	[1]
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.65%	[1]

[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.34% through at least April 30, 2022, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason